SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 12, 2008
SHAREHOLDERS' EQUITY [Abstract]
Shares authorized for issuance	500,000,000	500,000,000
Nominal or par value of shares (in dollars per share)	$ 0.0001	$ 0.0001
Maximum share repurchase amounts			$ 25,000
Reissuance of shares	9,778,103
Share repurchase program [Line Items]
Shares retired	9,265,891	9,265,895
Amount reversed related to shares cancelled out of the repurchased share
Reissuance of shares	9,778,103
Related paid-in capital [Member]
SHAREHOLDERS' EQUITY [Abstract]
Reissuance of shares	9,778,103
Share repurchase program [Line Items]
Amount reversed related to shares cancelled out of the repurchased share	1	1
Reissuance of shares	9,778,103
Additional Paid-in Capital [Member]
Share repurchase program [Line Items]
Amount reversed related to shares cancelled out of the repurchased share	4,563	4,562
Treasury stock [Member]
Share repurchase program [Line Items]
Amount reversed related to shares cancelled out of the repurchased share	$ (4,564)	$ (4,563)